Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel expenses
Schedule of personnel expenses

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Short‑term employee benefits—Salaries	$266,482	$216,847	$135,676
Short‑term employee benefits—Social Security	19,231	16,274	12,785
Post‑employment benefits	7,758	5,406	2,864
Termination benefits	1,089	401	818
Share‑based payment	226,830	151,912	167,965
Employer social security contributions stock options	7,987	5,910	5,002
Total personnel expenses	$529,377	$396,750	$325,110

Schedule of average number of full-time equivalents employees

	Year Ended
	December 31,
Average Number of FTE	2023	2022	2021
Research and development	607.3	474.8	349.7
Selling, general and administrative	681.2	442.4	264.4
	1,288.5	917.2	614.1